SCHEDULE OF COMMON SHARES ISSUED (Details) (Parenthetical) - USD ($)																						3 Months Ended						6 Months Ended		12 Months Ended
		Mar. 31, 2026	Mar. 30, 2026	Oct. 30, 2025	Oct. 29, 2025	Oct. 01, 2025	Sep. 30, 2025	Sep. 29, 2025	Sep. 23, 2025	Sep. 09, 2025	Sep. 02, 2025	Aug. 25, 2025		Aug. 01, 2025	Jul. 01, 2025	Jun. 09, 2025	Jun. 02, 2025	Mar. 18, 2025	Nov. 29, 2024	Oct. 31, 2024	Sep. 24, 2024	Dec. 31, 2025		Mar. 31, 2025		Dec. 31, 2024		Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025		Sep. 30, 2024		Aug. 21, 2025
Debt Securities, Available-for-Sale [Line Items]
Share price														$ 0.23
Stock issued during the period, other		416,667	8,333,333				1,459,388	29,187,764
Sale of stock transaction															Bitcoin-related asset transaction with a total transaction value of $55.0 million. Under the agreement, the advisory fee is calculated at 10% of the transaction value, amounting to $5.5 million.
Common Stock issued for cash, shares				8,333,333										3,683,333																1,459,388
Common stock issued for cash									$ 100					$ 856,743								$ 2,000,000		$ 9,561,299		$ 1,382,844				$ 13,382,030		$ 1,897,113
Professional Fees						$ 189,689.85																						$ 1,766,863	$ 1,248,215	$ 1,781,053		$ 2,889,165
Consulting Agreement [Member]
Debt Securities, Available-for-Sale [Line Items]
Professional Fees															$ 5,500,000
Consulting agreement description															Accordingly, 148,100,000 shares were issued on a pro-rata basis using the Company’s available authorized shares. The remaining 71,900,000 shares were subject to stockholder approval and an amendment to the Company’s Articles of Incorporation to increase the authorized share capital. As of September 30, 2025, $1,797,500 of the total $5.5 million consulting fee, representing the portion attributable to the 71,900,000 shares not yet issued and therefore had not been settled in equity. Accordingly, this amount was recorded as Other current assets – deferred equity issuance costs.
Common Stock Issued On August 2025 [Member]
Debt Securities, Available-for-Sale [Line Items]
Stock issued during the period, other				8,333,333						8,333,333																		8,333,333		8,333,333
Sale of stock transaction																														Convertible Note Purchase Agreement (From 8-K filed August 26, 2025, Form 8-K filed on November 12, 2025)
Common Stock issued for cash, shares																														3,683,333
Common stock issued for cash																														$ 856,745
Common Stock Issued On November Two Thousand Twenty Five [Member]
Debt Securities, Available-for-Sale [Line Items]
Stock issued during the period, other																												7,279,400
Sale of stock transaction																												2025 Equity Incentive Plan
Common Stock [Member]
Debt Securities, Available-for-Sale [Line Items]
Stock issued during the period, other		363,970	7,279,400				50,000	1,000,000																				38,000,000
Common Stock issued for cash, shares																						416,667	[1]	972,881	[1]	69,841	[1]			1,459,388	[2]	64,432	[2]
Common stock issued for cash																						$ 4		$ 10		$ 1				$ 15		$ 1
Private Placement [Member]
Debt Securities, Available-for-Sale [Line Items]
Convertible bond																																		$ 4,000,000
Share price												$ 0.25	[3]																					$ 0.24
Stock issued during the period, other		3,595,000	71,900,000				7,880,438	157,608,769								6,000,000	6,000,000	19,457,618	1,396,813	1,396,813	3,508,769
Payables	[3]											$ 55,000,000
Private Placement [Member] | Consulting Agreement [Member]
Debt Securities, Available-for-Sale [Line Items]
Professional Fees															$ 5,500,000
Consulting agreement description															Due to insufficient authorized shares at the transaction date, only 148,100,000 shares were issued on a pro rata basis, with the remaining 71,900,000 shares subject to stockholder approval to increase authorized share capital. Of the total $5.5 million consulting fee, $3,702,500 representing the portion attributable to shares issued as of September 30, 2025 was recorded as a reduction to additional paid-in capital (APIC). The remaining $1,797,500, attributable to shares not yet issued, was recorded as Other current assets – deferred equity issuance costs.
Private Placement [Member] | Common Stock Issued On August 2025 [Member]
Debt Securities, Available-for-Sale [Line Items]
Stock issued during the period, other																												71,900,000		148,100,000	[3]
Sale of stock transaction																												Securities Purchase Agreement (Form 8-K filed on August 27, 2025, Form 8-K/A filed on September 2, 2025)		Securities Purchase Agreement (Form 8-K filed on August 27, 2025, Form 8-K/A filed on September 2, 2025)	[3]
Private Placement [Member] | Common Stock [Member]
Debt Securities, Available-for-Sale [Line Items]
Stock issued during the period, other					71,900,000
Common Stock issued for cash, shares	[3]										148,100,000	148,100,000
Common stock issued for cash	[3]											$ 37,025,000
Private Placement [Member] | Common Stock [Member] | Maximum [Member]
Debt Securities, Available-for-Sale [Line Items]
Common Stock issued for cash, shares	[3]											220,000,000

[1]	Retroactively adjusted to reflect the Reverse Stock Split.
[2]	On December 5, 2025, the Company effected a 1-for-20 reverse stock split (the “Reverse Stock Split”) of its issued and outstanding shares of common stock, par value $0.00001 per share. As a result of the Reverse Stock Split, the number of issued and outstanding shares of common stock was reduced from 196,514,084 shares to approximately 9,825,704 shares, retroactively adjusted for all periods presented.
[3]	On July 1, 2025, the Company entered into a consulting agreement with a consulting firm providing for total professional fees of $